DEPOSITS AND OBLIGATIONS (Details 2) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	[1]	S/ 30,184,314	S/ 22,531,305
Up to 3 months
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers		15,152,619	11,017,649
From 3 months to 1 year
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers		8,735,918	6,614,180
From 1 to 3 years [Member]
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers		3,478,314	2,770,452
From 3 to 5 years [Member]
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers		702,962	777,729
Over 5 years
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers		S/ 2,114,501	S/ 1,351,295

[1]	The balance of time deposits classified by maturity.